Acquisition of Alternative Solutions, LLC (Details) - Schedule of Business Acquisitions, by Acquisition - Oasis Acquisition [Member]	Jun. 27, 2018 USD ($)
Business Acquisition [Line Items]
Initial purchase price	$ 2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	27,975,650
Net tangible assets	595,151
Intangible assets	1,637,600
Goodwill	25,742,899
Total purchase price	$ 27,975,650